Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,708,341.00
Previously Paid Amount	0.00
Total Fee Amount	54,923.52
Total Offset Amount	0.00
Net Fee	$ 54,923.52